Selected Statements of Comprehensive Loss Data (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of general and administrative expenses [Abstract]
Professional services	$ 697	$ 94
Consulting services	120	110
Rent and office maintenance	31	32
Others	5	9
Total General and administrative expenses	$ 853	$ 245